Income Taxes - Summary of Current and Deferred Portions of Income Tax (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)		Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current tax	¥ 4,185			¥ 11,814
Deferred taxation	(12,941)	$ (1,823)		42	¥ 0
Income tax expenses/(benefit)	¥ (8,756)	$ (1,233)	[1]	¥ 11,856	¥ 0

[1]	The reclassification of amortization of other income and interest expense and guarantee fee to other income, net can be referenced in Note 2(ad).